CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash	$ 1,201	$ 991	$ 887	$ 1,003	$ 792	$ 1,234
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	352		677
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	689		33
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 160		$ 177